Short-Term Borrowings - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event
Short-term Debt [Line Items]
Short-term borrowings	$ 4,361,000	$ 7,748,000
Short-term borrowings, interest rate		1.42%
Short-term borrowings, maximum annual interest rate	1.60%
Short-term borrowings, minimum annual interest rate	1.50%
Short-term borrowings, maturity date	2014-01	2013-01
Short-term borrowings, weighted-average interest rate	1.52%	1.42%
Unused lines of credit available for borrowing	9,900,000	6,900,000
Short-term borrowings repaid			11,900,000
Short-term borrowings renewed agreements			$ 11,900,000